Exploration and Evaluation Assets - Disclosure of Reduced Claims to Focus of the Core Project And to Reduce its Holding Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure of exploration and corporate expenditure [line items]
Ending balance	$ 5,511	$ 5,177
Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,037	3,215
Property disposition		(970)
Recovery of disposal of E&E Asset		(128)
Effect of foreign exchange		(80)
Acquisition costs, ending balance		2,037
Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	3,140	2,740
Exploration cost		23
Drilling		18
Geological	23	44
Legal fees		15
Recovery of property costs	(32)
Maintenance	394	336
Property disposition	(82)	(37)
Effect of foreign exchange	31	1
Exploration costs, ending balance	3,474	3,140
AJC Properties [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	1,896	1,845
AJC Properties [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	36	1,214
Property disposition		(970)
Recovery of disposal of E&E Asset		(128)
Effect of foreign exchange		(80)
Acquisition costs, ending balance		36
AJC Properties [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	1,809	1,712
Exploration cost		23
Drilling		18
Geological	22	31
Recovery of property costs	(32)
Maintenance	121	62
Property disposition	(82)	(37)
Effect of foreign exchange	22
Exploration costs, ending balance	1,860	1,809
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	3,615	3,332
El Creston Project [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,001	2,001
Acquisition costs, ending balance		2,001
El Creston Project [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	1,331	1,028
Geological	1	13
Legal fees		15
Recovery of property costs	0
Maintenance	273	274
Property disposition	0
Effect of foreign exchange	9	1
Exploration costs, ending balance	$ 1,614	$ 1,331